Significant Accounting Judgements, Estimates and Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 322,921	$ 79,272	$ 16,034
Development costs	$ 34,000	43,000
Warrant term	5 years
Value-Base Care Agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 220,900	$ 26,000	$ 0